Commitments, contingencies and guarantees - Maturity information on derivative contracts and standby letters of credit and other guarantees (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2017	Mar. 31, 2017
Derivative contracts [Member]
Guarantees [Line Items]
Carrying value	[1],[2]	¥ 4,461,484	¥ 4,501,962
Maximum potential payout /Notional total	[1],[2]	250,403,056	209,982,338
Derivative contracts [Member] | Less than 1 yearl [Member]
Guarantees [Line Items]
Maximum potential payout /Notional total		100,463,999
Derivative contracts [Member] | 1 to 3 yearsl [Member]
Guarantees [Line Items]
Maximum potential payout /Notional total		56,938,930
Derivative contracts [Member] | 3 to 5 years [Member]
Guarantees [Line Items]
Maximum potential payout /Notional total		27,453,507
Derivative contracts [Member] | More than 5 years [Member]
Guarantees [Line Items]
Maximum potential payout /Notional total		65,546,620
Standby letters of credit and other guarantees [Member]
Guarantees [Line Items]
Carrying value	[3]	537	900
Maximum potential payout /Notional total	[3]	8,053	¥ 8,604
Standby letters of credit and other guarantees [Member] | Less than 1 yearl [Member]
Guarantees [Line Items]
Maximum potential payout /Notional total		352
Standby letters of credit and other guarantees [Member] | 1 to 3 yearsl [Member]
Guarantees [Line Items]
Maximum potential payout /Notional total		3
Standby letters of credit and other guarantees [Member] | 3 to 5 years [Member]
Guarantees [Line Items]
Maximum potential payout /Notional total
Standby letters of credit and other guarantees [Member] | More than 5 years [Member]
Guarantees [Line Items]
Maximum potential payout /Notional total		¥ 7,698

[1]	Credit derivatives are disclosed in Note 3. "Derivative instruments and hedging activities" and are excluded from derivative contracts.
[2]	Derivative contracts primarily consist of equity, interest rate and foreign exchange contracts.
[3]	The amounts of collaterals held in connection with standby letters of credit and other guarantees are \5,656 million and \5,695 million as of March 31, 2017 and September 30, 2017, respectively.